Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments

The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2016 and 2015.

				Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2016		31 March 2015
	31 March 2016	31 March 2015	Assets	Liabilities	Assets	Liabilities
Derivatives not accounted for as hedges
Interest rate swap contracts	100.0	125.0	-	3.7	-	3.1
Foreign currency forward contracts	0.4	3.6	-	-	-	0.2

Total	$100.4	$128.6	$-	$3.7	$-	$3.3